General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Payroll and related expenses	838	667	661
Share-based payment	396	190	576
Professional fees	2,018	885	749
Other	505	183	164
	3,757	1,925	2,150